Statement of Financial Position (Parenthetical) (EUR €)	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Par Value Per Share	€ 0.13	€ 0.13
Common Stock, Shares, Issued	25,246,948	24,865,420
Common Stock, Shares, Outstanding	22,171,198	21,789,670
Treasury Stock, Shares	381,528	381,528